OTHER EQUITY INSTRUMENTS - Schedule of Other Equity Instruments (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Beginning balance	£ 5,906	£ 5,906	£ 6,491
Issued in the year:
Issued in the year:	37	191	107
Redemptions	0	0	(1,481)
Profit for the year attributable to other equity holders	429	453	466
Distributions on other equity instruments	(429)	(453)	(466)
Ending balance	£ 5,906	5,906	5,906
Fully loaded common equity Tier 1 ratio (in percent)	7.00%
US Dollar notes ($500 million nominal)
Issued in the year:
Issue of equity nominal value | $				$ 500
Issued in the year:	£ 0	0	396
Sterling notes (£500 million nominal)
Issued in the year:
Issue of equity nominal value | $				$ 500
Issued in the year:	0	0	500
Other equity instruments
Issued in the year:
Issued in the year:	£ 0	£ 0	£ 896